PRINCIPAL ACCOUNTING POLICIES - Financial Information of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Financial information of the Group's VIEs
Total revenues	$ 341,739	¥ 2,372,695	¥ 2,101,889	¥ 1,897,293
Net income (loss)	81,403	565,187	617,797	438,910
Net cash provided by (used in) operating activities	156,543	1,086,877	864,450	755,614
Net cash used in investing activities	(70,478)	(489,328)	(743,682)	(1,378,142)
Net cash provided by financing activities	23,116	160,493	(73,796)	631,220
Net increase (decrease) in cash	114,608	795,722	51,256	8,553
Cash, beginning of year	162,084	1,125,352	1,074,096	1,065,543
Cash, end of year	$ 276,692	1,921,074	1,125,352	1,074,096
The Group's VIEs
Financial information of the Group's VIEs
Total assets		195,289	8,468
Total liabilities		9,952	270
Total revenues			592	2,913
Net income (loss)		(2,300)	(1,167)	2,344
Net cash provided by (used in) operating activities		1,257	(568)	132
Net cash used in investing activities		(126,716)
Net cash provided by financing activities		126,745
Net increase (decrease) in cash		1,286	(568)	132
Cash, beginning of year		6,241	6,809	6,677
Cash, end of year		¥ 7,527	¥ 6,241	¥ 6,809